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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03443

                                AIM Summit Fund
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31__

Date of reporting period: 10/31/06

Item 1. Reports to Stockholders.

DOMESTIC EQUITY                 AIM Summit Fund

                                Annual Report to Shareholders o October 31, 2006

Large-Cap Growth

Table of Contents

Supplemental Information............2
Letters to Shareholders.............3
Performance Summary.................5
Management Discussion...............5
Fund Performance
(Class A, B and C Shares)...........7
Fund Expenses.......................9
Fund Performance (Plans I,
Plans II and Class P Shares).......10
Approval of Advisory Agreement.....12
Schedule of Investments...........F-1
Financial Statements..............F-4
Notes to Financial Statements.....F-5
Financial Highlights.............F-14              [COVER GLOBE IMAGE]
Auditor's Report.................F-17
Tax Disclosures..................F-18
Trustees and Officers............F-19

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]     [GRAPHIC]       [GRAPHIC]

[DOMESTIC   [INTERNATIONAL/     [SECTOR
 EQUITY]     GLOBAL EQUITY]     EQUITY]

[GRAPHIC]     [GRAPHIC]        [GRAPHIC]

  [FIXED     [ALLOCATION      [DIVERSIFIED
 INCOME]      SOLUTIONS]       PORTFOLIOS]

[AIM INVESTMENTS LOGO APPEARS HERE]
     --REGISTERED TRADEMARK--

AIM Summit Fund

AIM SUMMIT FUND'S INVESTMENT OBJECTIVE IS GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2006, and is based on total net assets.

About share classes                              o Investing in emerging markets       o The Fund is not managed to track the
                                                 involves greater risks than           performance of any particular index,
o Class B shares are not available as an         investing in more established         including the indexes defined here, and
investment for retirement plans maintained       markets. Risks for emerging markets   consequently, the performance of the Fund may
pursuant to Section 401 of the Internal          include risks relating to the         deviate significantly from the performance of
Revenue Code, including 401(k) plans, money      relatively smaller size and lesser    the index.
purchase pension plans and profit sharing        liquidity of these markets, high
plans.                                           inflation rates, adverse political    o A direct investment cannot be made in an
                                                 developments and lack of timely       index. Unless otherwise indicated, index
o Effective December 8, 2006, after the close    information.                          results include reinvested dividends, and
of the fiscal year covered by this report, AIM                                         they do not reflect sales charges.
Summit Investors Plans I and AIM Summit          About indexes used in this report     Performance of an index of funds reflects
Investors Plans II were dissolved and holders                                          fund expenses; performance of a market index
of AIM Summit Fund shares under those Plans      o The unmanaged Lipper Multi-Cap      does not.
became direct shareholders of the Fund.          Growth Funds Index represents an
                                                 average of the performance of the     Other information
o Important information about the Fund's var-    30 largest multi-capitalization
ious share classes appears on pages 7 and 10.    growth funds tracked by Lipper        o The returns shown in the management's
                                                 Inc., an independent mutual fund      discussion of Fund performance are based on
Principal risks of investing in the Fund         performance monitor.                  net asset values calculated for shareholder
                                                                                       transactions. Generally accepted accounting
o Foreign securities have additional risks,      o The unmanaged Russell 1000          principles require adjustments to be made to
including exchange rate changes, political and   --REGISTERED TRADEMARK-- Growth       the net assets of the Fund at period end for
economic upheaval, the relative lack of          Index is a subset of the unmanaged    financial reporting purposes, and as such,
information about these companies, relatively    Russell 1000 --REGISTERED TRADE-      the net asset values for shareholder
low market liquidity and the potential lack of   MARK-- Index, which represents the    transactions and the returns based on those
strict financial and accounting controls and     performance of the stocks of          net asset values may differ from the net
standards.                                       large-capitalization companies; the   asset values and returns reported in the
                                                 Growth subset measures the            Financial Highlights.
o Investing in a fund that invests in smaller    performance of Russell 1000
companies involves risks not associated with     companies with higher price/book      o Industry classifications used in this
investing in more established companies, such    ratios and higher forecasted growth   report are generally according to the Global
as business risk, stock price fluctuations and   values.                               Industry Classification Standard, which was
illiquidity.                                                                           developed by and is the exclusive property
                                                 o The Fund formerly used a custom     and a service mark of Morgan Stanley Capital
o Prices of equity securities change in          index composed of 67% Russell 3000    International Inc. and Standard & Poor's.
response to many factors including the           --REGISTERED TRADEMARK-- Growth
historical and prospective earnings of the       Index and 33% Russell                 The Fund provides a complete list of its
issuer, the value of its assets, general         1000 --REGISTERED TRADEMARK-- Value   holdings four times in each fiscal year, at
economic conditions, interest rates, investor    Index. The unmanaged Russell 3000     the quarterends. For the second and fourth
perceptions and market liquidity.                Index is an index of common stocks    quarters, the lists appear in the Fund's
                                                 that measures performance of the      semiannual and annual reports to
o The Fund invests in "growth stocks" which      largest 3,000 U.S. companies based    shareholders. For the first and third
may be more volatile than other investments      on market capitalization. The         quarters, the Fund files the lists with the
because growth stocks are more sensitive to      Growth segment measures the           Securities and Exchange Commission (SEC) on
investor perceptions of an issuing company's     performance of Russell 3000           Form N-Q. The most recent list of portfolio
growth potential.                                companies with higher price/book      holdings is available at AIMinvestments.com.
                                                 ratios and higher forecasted growth   From our home page, click on Products &
                                                 values. The unmanaged Russell 1000    Performance, then Mutual Funds, then Fund
                                                 Index represents the performance of   Overview. Select your Fund from the drop-down
                                                 the stocks of large-capitalization    menu and click on Complete Quarterly
                                                 companies. The Value segment          Holdings. Shareholders can also look up the
                                                 measures the performance of Russell   Fund's Forms N-Q on the SEC Web site at
                                                 1000 companies with lower             sec.gov. Copies of the Fund's Forms N-Q may
                                                 price/book ratios and lower           be
                                                 forecasted growth values.

                                                 o The unmanaged Standard & Poor's
                                                 Composite Index of 500 Stocks (the
                                                 S&P 500--REGISTERED TRADEMARK--
                                                 Index) is an index of common stocks
                                                 frequently used as a general
                                                 measure of U.S. stock market
                                                 performance.

                                                                                       Continued on page 7
====================================================================================   =============================================
                                                                                       FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND      Class A Shares                          ASMMX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class B Shares                          BSMMX
                                                                                       Class C Shares                          CSMMX
====================================================================================   Class P Shares                          SMMIX

                                                                                       =============================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Summit Fund

                       Dear Shareholders of The AIM Family of Funds --REGISTERED
                       TRADEMARK--:

                       We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the review period ended October 31, 2006, and what factors affected its performance.

       [TAYLOR              As we approach the end of 2006, it seems likely that
       PHOTO]          many investors may see the value of their investments
                       increase this year. Global equity markets, collectively,
                       recorded double-digit gains for the year ended October
                       31, 2006, as did the U.S. stock market. Also, the
                       investment grade bond market in the United States rose
                       for the same period.

                            While stock and bond markets generally enjoyed
                       positive year-to-date returns, their performance was
                       affected by short-term economic and geopolitical events.
                       For example, the U.S. stock market was weak in the second
    Philip Taylor      quarter of 2006 when it appeared that inflation might be
                       rising. Only after the U.S. Federal Reserve Board decided
                       in August that inflation was contained and that
                       short-term interest rates need not be increased--the
                       first time it kept rates unchanged in more than two
                       years--did equities truly surge.

                            Short-term market fluctuations are a fact of life
                       for all investors. At AIM Investments --REGISTERED
                       TRADEMARK--, we believe that investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM Investments offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                            We've changed the look of our annual reports to
                       reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner.
                       The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                            AIM has a variety of investment solutions, and
                       knowing which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to help ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       Our commitment to you

                       In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                            Information about investing, the markets and your
                       Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                       Sincerely,


                       /S/ PHILIP TAYLOR

                       Philip Taylor
                       President - AIM Funds
                       CEO, AIM Investments

                       December 14, 2006

                       AIM Investments is a registered service mark of A I M
                       Management Group Inc. A I M Advisors, Inc. and A I M
                       Capital Management, Inc. are the investment advisors. A I
                       M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM Summit Fund

                       Dear Fellow AIM Fund Shareholders:

                       At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

      [CROCKETT             Looking ahead, your Board finds many reasons to be
       PHOTO]          positive about AIM's management and strategic direction.
                       Most importantly, AIM's investment management discipline
                       has paid off in terms of improved overall performance. We
                       are also pleased with AIM's efforts to seek more
                       cost-effective ways of delivering superior service.

  Bruce L. Crockett         In addition, AIM is realizing the benefits of
                       belonging to a leading independent global investment
                       management organization in its parent company, AMVESCAP
                       PLC, which is dedicated to helping people worldwide build
                       their financial security. AMVESCAP managed approximately
                       $450 billion globally as of October 31, 2006, operating
                       under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL
                       and Atlantic Trust brands. These companies are home to an
                       abundance of investment talent that is gradually being
                       integrated and leveraged into centers of excellence, each
                       focusing on a given market segment or asset class. Over
                       the next few years, your Board will be meeting at these
                       various centers of excellence to learn about their
                       progress and how they may serve you through our goal of
                       enhancing performance and reducing costs.

                            The seven new AIM funds--which include Asian funds,
                       structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                            Your Board is very pleased with the overall
                       direction and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM
                       Investments, AIM Investments Tower, 11 Greenway Plaza,
                       Suite 100, Houston TX 77046.

                       Sincerely,


                       /S/ BRUCE L. CROCKETT

                       Bruce L. Crockett
                       Independent Chair
                       AIM Funds Board

                       December 14, 2006

                       *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site
                       (AIMinvestments.com) and click on "Investment Advisory
                       Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 12-13.

AIM Summit Fund

Management's discussion of Fund performance

====================================================================================

PERFORMANCE SUMMARY                                                                    o Earnings-focus on companies exhibiting
                                                                                       strong growth in earnings, revenue and cash
For the fiscal year ended October 31, 2006, AIM Summit Fund, excluding applicable      flows
sales charges, produced double-digit returns and outperformed its style-specific
index, the Russell 1000 Growth Index. This outperformance was due primarily to         o Quality-focus on companies with sustainable
strong stock selection in a number of sectors.                                         earnings growth; focus on companies with
                                                                                       management teams that profitably reinvest
     However, the Fund underperformed the broad market, represented by the S&P 500     shareholder cash flow
Index. Its underperformance was due largely to weak stock selection and overweight
positions in the energy and information technology sectors, and weak stock selection        Our fundamental analysis seeks to
and an underweight position in the telecommunication services sector.                  determine the company's drivers of earnings.
                                                                                       Firms that demonstrate long-term, sustainable
     Your Fund's long-term performance appears on pages 7-8 and 10-11.                 and high-quality earnings and cash flow
                                                                                       growth are candidates for inclusion in the
FUND VS. INDEXES                                                                       portfolio. Importantly, we search for
                                                                                       compelling growth companies in all areas of
Total returns, 10/31/05-10/31/06, excluding applicable sales charges. If sales         the market, including many sectors that are
charges were included, returns would be lower.                                         not traditionally identified as growth
                                                                                       sectors.
Class A Shares                                                                12.23%
Class B Shares                                                                11.34         We carefully construct the portfolio
Class C Shares                                                                11.34    with a goal to minimize unnecessary risk. We
Class P Shares                                                                12.49    seek to accomplish this goal by diversifying
S&P 500 Index (Broad Market Index)                                            16.33    portfolio holdings across countries, sectors,
Russell 1000 Growth Index (Style-Specific Index)                              10.84    industries and market capitalizations.
67% Russell 3000 Growth Index / 33% Russell 1000 Value Index                           Additionally, we avoid building concentrated
(Former Style-Specific Index)*                                                14.66    position sizes and expect to hold numerous
Lipper Multi-Cap Growth Funds Index (Peer Group Index)                        12.11    stocks in the portfolio. Our target holding
                                                                                       period is two to three years for each stock.
SOURCE: LIPPER INC.
                                                                                            We consider selling a stock when it no
*For information regarding the change in the Fund's style-specific index, please see   longer meets our investment criteria, based
page 8.                                                                                on:

====================================================================================   o Deteriorating fundamental business
                                                                                       prospects
How we invest                                    and cash flow growth that is not
                                                 yet reflected in investor             o Deterioration in quantitative rank
We believe a growth investment strategy is an    expectations or equity valuations.
essential component of a diversified                                                   o Negative earnings estimate revisions
portfolio.                                            Our quantitative model ranks
                                                 companies based on factors we have    o Earnings disappointment
     Our investment process combines             found to be highly correlated with
quantitative and fundamental analysis to         outperformance among growth stocks,   o Finding a more attractive opportunity
uncover companies exhibiting long-term,          including:
sustainable earnings                                                                                                     (continued)

==============================================   ===================================   =============================================

PORTFOLIO COMPOSITION                            TOP FIVE INDUSTRIES*                  TOP 10 EQUITY HOLDINGS*

By sector                                        1. Pharmaceuticals             9.4%    1. Rio Tinto PLC (United Kingdom)       2.0%
                                                 2. Communications                      2. Amgen Inc.                           1.9
                  [PIE CHART]                       Equipment                   6.8     3. Johnson & Johnson                    1.9
                                                 3. Diversified                         4. Cisco Systems, Inc.                  1.9
Consumer Staples                         10.7%      Metals & Mining             4.3     5. BHP Billiton Ltd. (Australia)        1.8
Financials                                8.2%   4. Household                           6. QUALCOMM Inc.                        1.8
Materials                                 7.6%      Products                    4.1     7. NIKE Inc.-Class B                    1.8
Consumer Discretionary                    7.0%   5. Oil & Gas                           8. PepsiCo, Inc.                        1.7
Telecommunication Services                2.2%      Equipment &                         9. United Technologies Corp.            1.7
Money Market Funds Plus                             Services                    4.0    10. Novartis A.G.-ADR (Switzerland)      1.6
Other Assets Less Liabilities             5.8%
Health Care                              17.2%   Total Net Assets     $2.38 billion
Industrials                              16.4%
Information Technology                   12.7%   Total Number of
Energy                                   12.2%   Holdings*                      100

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

==============================================   ===================================   =============================================

AIM Summit Fund

Market conditions and your Fund                  broad-based rally during the first    led us to reduce exposure to the consumer
                                                 part of 2006. The Fund outperformed   discretionary, energy, financials and
Domestic equities posted solid returns during    the Russell 1000 Growth Index in      information technology sectors due to strong
the fiscal year, leaving several major market    this sector due to strong stock       share price performance and less upside to
indexes near multi-year highs. Positive          selection. Specific areas of          earnings estimates. Proceeds from these sales
economic growth, favorable corporate earnings    strength for the Fund included        were primarily invested in consumer staples,
and continued benign inflation supported         machinery, aerospace and defense      industrials and telecommunication services
equities despite historically high energy        and transportation. Machinery         stocks.
prices and the U.S. Federal Reserve Board's      holdings that performed
(the Fed) interest-rate-tightening campaign.     particularly well included Parker     In closing
                                                 Hannifin, Deere (which we sold
     Mixed signals from the Fed created some     before the close of the fiscal        We are pleased to have provided positive
market volatility in May and June. But the       year) and Komatsu. Each of these      returns for our investors for the fiscal year
U.S. stock market began to rally in August       companies benefited from strong       by focusing on large-, mid- and small-cap
after the Fed left rates unchanged for the       global demand for their products.     companies that we believed had the potential
first time in more than two years. Also          Aerospace and defense holdings that   for long-term, sustainable and high-quality
helping stocks, the price of crude oil           performed well included United        earnings and cash flow growth. We thank you
declined markedly, and prices of other           Technologies and Precision            for your commitment to AIM Summit Fund.
commodities fell as well, fostering optimism     Castparts. Railroad Burlington
that a hard landing for the U.S. economy could   Northern Santa Fe was another key     The views and opinions expressed in
be avoided. For the fiscal year, mid- and        contributor within the sector due     management's discussion of Fund performance
small-cap stocks generally outperformed          to continued pricing gains, strong    are those of A I M Advisors, Inc. These views
large-cap stocks, and the value stocks           volume growth and margin expansion.   and opinions are subject to change at any
generally outperformed growth stocks. Positive                                         time based on factors such as market and
performance was broad among Russell 1000              Within the financials sector,    economic conditions. These views and opinions
Growth Index sectors, with the best returns      many of the Fund's capital markets    may not be relied upon as investment advice
found in telecommunication services,             holdings performed well. Examples     or recommendations, or as an offer for a
materials, utilities and financials.             of stocks that made significant       particular security. The information is not a
                                                 contributions to Fund performance     complete analysis of every aspect of any
     The Fund enjoyed strong absolute and        included Goldman Sachs, T. Rowe       market, country, industry, security or the
relative performance during the fiscal year,     Price and Morgan Stanley. The         Fund. Statements of fact are from sources
led by strong stock selection in the             Fund's overweight position relative   considered reliable, but A I M Advisors, Inc.
materials, health care, industrials and          to the Russell 1000 Growth Index in   makes no representation or warranty as to
financials sectors. While positive performance   this area and strong stock            their completeness or accuracy. Although
was broad-based among sectors, significant       selection within the sector           historical performance is no guarantee of
detractors were concentrated in the              contributed to Fund performance as    future results, these insights may help you
information technology sector.                   favorable capital markets and solid   understand our investment management
                                                 merger and acquisition activity       philosophy.
     In the materials sector, both an            continued to drive these stocks.
overweight position and solid stock selection                                                   See important Fund and index
in the metals and mining industry drove Fund          Despite achieving positive           disclosures on the inside front cover.
performance. The two leading contributors to     returns, the Fund slightly
overall Fund performance were copper producer    underperformed the Russell 1000                       Robert J. Lloyd
Phelps Dodge and integrated steel maker United   Growth Index in the information
States Steel. The stock price of both holdings   technology sector due to weak stock       [LLOYD      Chartered Financial
benefited from strength in copper and steel      selection and an underweight              PHOTO]      Analyst, portfolio manager,
prices.                                          position. In this sector, several                     manager of AIM Summit Fund.
                                                 of the Fund's Internet software and                   He joined AIM in 2000 and was
     Outperformance in the health care sector    services holdings detracted from      named manager of the Fund in 2001. He served
was driven largely by strong stock selection     Fund performance. These stocks        eight years in the U.S. Navy as a Naval
in the pharmaceuticals industry. Holdings in     included Yahoo! and eBay. Both        Flight Officer flying the S-3B Viking. Mr.
this area that made key contributions to Fund    companies reported first quarter      Lloyd earned a B.B.A. from the University of
performance included Wyeth, Johnson & Johnson    earnings generally in line with       Notre Dame and an M.B.A. from the University
and Novartis. In the biotechnology industry,     expectations, but neither delivered   of Chicago.
Fund holding Gilead Sciences was one of the      the upside surprises investors have
top contributors to Fund performance. This       come to expect. Additionally, chip    Assisted by the Large/Multi-Cap Growth Team
company continued to post impressive earnings    maker Intel and computer maker EMC
growth driven by therapies to treat HIV.         were significant detractors from
                                                 Fund performance. While we sold
     The industrials sector benefited from a     Yahoo!, Intel and EMC before the
                                                 close of the fiscal year, we
                                                 continued to own eBay.

                                                      Other detractors included eye
                                                 care company Alcon, which we sold
                                                 before the close of the fiscal year
                                                 due to the company's deteriorating
                                                 fundamentals. Investors appeared to
                                                 rotate out of many of last year's
                                                 strong performers in the health
                                                 care sector.
                                                                                       FOR A PRESENTATION OF YOUR FUND'S
                                                      During the fiscal year, our      LONG-TERM PERFORMANCE, PLEASE SEE PAGES 7-8
                                                 investment process                    AND 10-11.

AIM Summit Fund

Your Fund's performance since inception Class A, B and C Shares

==============================================   ===================================   =============================================

AVERAGE ANNUAL TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS              CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable             As of 9/30/06, the most recent        6 months ended 10/31/06, excluding applicable
sales charges                                    calendar quarter-end, including       sales charges
                                                 applicable sales charges
CLASS A SHARES                                                                         Class A Shares                         -1.32%
Inception (10/31/05)                     6.07%   CLASS A SHARES                        Class B Shares                         -1.63
   1 Year                                6.07    Inception (10/31/05)          1.91%   Class C Shares                         -1.63

CLASS B SHARES                                   CLASS B SHARES                        =============================================
Inception (10/31/05)                     6.34%   Inception (10/31/05)          2.03%
   1 Year                                6.34
                                                 CLASS C SHARES
CLASS C SHARES                                   Inception (10/31/05)          6.03%
Inception (10/31/05)                    10.34%
   1 Year                               10.34

==============================================   ===================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST            CLASS A SHARE PERFORMANCE
PERFORMANCE AND CANNOT GUARANTEE COMPARABLE      REFLECTS THE MAXIMUM 5.50% SALES
FUTURE RESULTS; CURRENT PERFORMANCE MAY BE       CHARGE, AND CLASS B AND CLASS C
LOWER OR HIGHER. PLEASE VISIT                    SHARE PERFORMANCE REFLECTS THE
AIMINVESTMENTS.COM FOR THE MOST RECENT           APPLICABLE CONTINGENT DEFERRED
MONTH-END PERFORMANCE. PERFORMANCE FIGURES       SALES CHARGE (CDSC) FOR THE PERIOD
REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN     INVOLVED. THE CDSC ON CLASS B
NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM    SHARES DECLINES FROM 5% BEGINNING
SALES CHARGE UNLESS OTHERWISE STATED.            AT THE TIME OF PURCHASE TO 0% AT
INVESTMENT RETURN AND PRINCIPAL VALUE WILL       THE BEGINNING OF THE SEVENTH YEAR.
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS    THE CDSC ON CLASS C SHARES IS 1%
WHEN YOU SELL SHARES.                            FOR THE FIRST YEAR AFTER PURCHASE.

                                                      THE PERFORMANCE OF THE FUND'S
                                                 SHARE CLASSES WILL DIFFER PRIMARILY
                                                 DUE TO DIFFERENT SALES CHARGE
                                                 STRUCTURES AND CLASS EXPENSES.

====================================================================================================================================

                                            FOR ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

                            Additional information about your account is available at AIMinvestments.com.
                        For questions concerning your account, please call a representative at 800-959-4246.

====================================================================================================================================

Continued from inside front cover

reviewed and copied at the SEC Public            A description of the policies and     Information regarding how the Fund voted
Reference Room in Washington, D.C. You can       procedures that the Fund uses to      proxies related to its portfolio securities
obtain information on the operation of the       determine how to vote proxies         during the 12 months ended June 30, 2006, is
Public Reference Room, including information     relating to portfolio securities is   available at our Web site. Go to
about duplicating fee charges, by calling        available without charge, upon        AIMinvestments.com, access the About Us tab,
202-942-8090 or 800-732-0330, or by electronic   request, from our Client Services     click on Required Notices and then click on
request at the following e-mail address:         department at 800-959-4246 or on      Proxy Voting Activity. Next, select the Fund
publicinfo@sec.gov. The SEC file numbers for     the AIM Web site,                     from the drop-down menu. The information is
the Fund are 811-03443 and 002-76909.            AIMinvestments.com. On the home       also available on the SEC Web site, sec.gov.
                                                 page, scroll down and click on AIM
                                                 Funds Proxy Policy. The information
                                                 is also available on the SEC Web
                                                 site, sec.gov.

AIM Summit Fund

Your Fund's long-term performance

RESULTS OF A $10,000 INVESTMENT

Index data from 10/31/82, Fund data from 11/1/82

Past performance cannot guarantee comparable          This chart, which is a                In conjunction with the December 30,
future results.                                  logarithmic chart, presents the       2005, change in the Fund's investment style,
                                                 fluctuations in the value of the      which eliminated the value sleeve of the
     The data shown in the chart include         Fund and its indexes. We believe      Fund, the Fund elected to use the Russell
reinvested distributions, Fund expenses and      that a logarithmic chart is more      1000 Growth Index as its style-specific index
management fees. Index results include           effective than other types of         rather than its former custom index (67%
reinvested dividends. Performance of an index    charts in illustrating changes in     Russell 3000 Growth Index / 33% Russell 1000
of funds reflects fund expenses and management   value during the early years shown    Value Index).
fees; performance of a market index does not.    in the chart. The vertical axis,
Performance shown in the chart and table(s)      the one that indicates the dollar
does not reflect deduction of taxes a            value of an investment, is
shareholder would pay on Fund distributions or   constructed with each segment
sale of Fund shares. Performance of the          representing a percent change in
indexes does not reflect the effects of taxes.   the value of the investment. In
                                                 this chart, each segment represents
                                                 a doubling, or 100% change, in the
                                                 value of the investment. In other
                                                 words, the space between $5,000 and
                                                 $10,000 is the same size as the
                                                 space between $10,000 and $20,000,
                                                 and so on.

================================================================================

                                [MOUNTAIN CHART]

                                              LIPPER     67% RUSSELL
           AIM SUMMIT             RUSSELL   MULTI-CAP    3000 GROWTH
              FUND                  1000      GROWTH     INDEX/ 33%
             -CLASS     S&P 500    GROWTH     FUNDS     RUSSELL 1000
  DATE      P SHARES     INDEX     INDEX      INDEX      VALUE INDEX
--------   ----------   -------   -------   ---------   ------------
10/31/82                $ 10000   $ 10000    $ 10000       $ 10000
   11/82     $  9920      10404     10689      10716         10576
   12/82        9860      10605     10817      10808         10727
    1/83       10160      10999     11092      11116         11108
    2/83       10460      11251     11498      11800         11482
    3/83       10820      11666     11841      12016         11845
    4/83       11539      12586     12606      12762         12679
    5/83       11959      12476     12633      13140         12796
    6/83       12420      12961     13362      13770         13383
    7/83       11680      12579     12737      13162         12884
    8/83       11460      12768     12660      12908         12901
    9/83       11600      12944     12895      13227         13114
   10/83       10879      12794     12412      12593         12704
   11/83       11159      13064     12700      13006         13051
   12/83       10839      12996     12545      12868         12894
    1/84       10079      12923     11896      12223         12526
    2/84        9667      12468     11327      11557         11973
    3/84        9790      12684     11537      11704         12147
    4/84        9769      12804     11602      11677         12199
    5/84        9361      12095     10979      11106         11546
    6/84        9728      12357     11401      11450         11889
    7/84        9564      12204     11208      11160         11654
    8/84       10604      13552     12486      12453         13008
    9/84       10502      13554     12280      12168         12925
   10/84       10482      13607     12367      12148         12948
   11/84       10176      13455     12117      11858         12756
   12/84       10257      13809     12426      12194         13076
    1/85       11419      14884     13571      13395         14226
    2/85       11663      15067     13774      13584         14469
    3/85       11498      15076     13675      13391         14408
    4/85       11375      15063     13469      13205         14312
    5/85       11951      15934     14282      13937         15155
    6/85       12321      16184     14553      14266         15432
    7/85       12260      16161     14492      14261         15385
    8/85       12136      16004     14359      14054         15296
    9/85       11580      15521     13852      13420         14710
   10/85       11888      16238     14451      13962         15384
   11/85       12793      17352     15696      14924         16540
   12/85       13348      18192     16509      15535         17305
    1/86       13615      18294     16643      15881         17491
    2/86       14745      19660     17966      17255         18847
    3/86       15457      20757     19084      18200         19899
    4/86       15349      20525     19108      18080         19796
    5/86       16126      21617     20211      19105         20861
    6/86       16406      21982     20647      19403         21218
    7/86       15392      20753     19231      17965         19891
    8/86       16105      22291     20118      18884         21110
    9/86       14615      20448     18126      17243         19256
   10/86       15435      21627     19168      18210         20314
   11/86       15694      22153     19517      18448         20654
   12/86       15222      21588     19047      18059         20106
    1/87       17272      24496     21778      20297         22787
    2/87       19074      25463     23259      21768         24004
    3/87       19028      26199     23633      21971         24472
    4/87       18777      25966     23180      21597         24043
    5/87       18937      26190     23430      21796         24219
    6/87       19349      27512     24538      22585         25337
    7/87       19990      28907     25709      23710         26443
    8/87       20724      29985     26894      24487         27555
    9/87       20243      29328     26195      24051         26918
   10/87       14678      23014     20110      18387         20791
   11/87       13281      21118     18374      17098         19141
   12/87       14512      22725     20055      18892         20681
    1/88       14970      23679     20290      19122         21382
    2/88       16294      24778     21396      20356         22518
    3/88       16116      24015     20677      20128         21973
    4/88       16345      24281     20710      20273         22130
    5/88       16497      24488     20635      20015         22146
    6/88       17363      25612     21789      21252         23342
    7/88       17031      25514     21432      20783         23085
    8/88       16294      24649     20647      20016         22369
    9/88       17008      25700     21696      20898         23342
   10/88       17135      26414     22119      20907         23775
   11/88       16830      26036     21701      20443         23354
   12/88       17074      26489     22315      21185         23917
    1/89       18374      28428     23875      22670         25543
    2/89       18166      27720     23319      22336         25045
    3/89       18478      28366     23867      22991         25626
    4/89       19596      29839     25304      24437         26993

================================================================================

                                                             SOURCE: LIPPER INC.

================================================================================

                             [MOUNTAIN CHART CONT.]

    5/89       20351      31041     26452      25862         28173
    6/89       19883      30867     26272      25407         27972
    7/89       21676      33651     28929      27383         30411
    8/89       21988      34308     29406      28344         31013
    9/89       22065      34167     29541      28665         31022
   10/89       21417      33374     29021      27518         30232
   11/89       22014      34052     29779      27914         30851
   12/89       22355      34869     30336      28110         31453
    1/90       20719      32529     27897      25628         29078
    2/90       21005      32949     28095      26117         29499
    3/90       21780      33822     29213      27107         30393
    4/90       21349      32980     28833      26408         29713
    5/90       23731      36189     31829      29225         32575
    6/90       23817      35946     32173      29333         32560
    7/90       23845      35831     31880      28659         32222
    8/90       21866      32596     28823      25813         29159
    9/90       20633      31012     27269      24274         27597
   10/90       20546      30881     27378      23740         27489
   11/90       21952      32873     29223      25533         29380
   12/90       22562      33787     30258      26447         30335
    1/91       23785      35253     31819      28602         31870
    2/91       25576      37771     34352      30653         34305
    3/91       26619      38685     35705      31751         35418
    4/91       26470      38777     35541      31547         35382
    5/91       27603      40445     37130      33068         36878
    6/91       26289      38592     35363      31107         35165
    7/91       28019      40391     37262      33126         36903
    8/91       28885      41344     38510      34315         37963
    9/91       28498      40654     37840      34191         37472
   10/91       29125      41198     38438      35005         38107
   11/91       28408      39542     37454      33745         36771
   12/91       32405      44058     42746      38081         41206
    1/92       31025      43239     41716      38074         40719
    2/92       31248      43796     41787      38656         41105
    3/92       30317      42947     40642      37083         40104
    4/92       30444      44205     40938      36501         40763
    5/92       30669      44422     41233      36811         41015
    6/92       29866      43760     40194      35593         40181
    7/92       30989      45545     41991      36902         41847
    8/92       30056      44616     41478      36050         41033
    9/92       30441      45142     41951      36756         41567
   10/92       31598      45296     42585      37870         42043
   11/92       33234      46836     44433      40101         43813
   12/92       33859      47412     44877      41079         44486
    1/93       33998      47810     44361      41720         44619
    2/93       33505      48461     43651      40610         44579
    3/93       34490      49483     44494      41983         45602
    4/93       33121      48286     42710      40551         44204
    5/93       34492      49575     44204      42757         45586
    6/93       34737      49719     43802      43168         45665
    7/93       34841      49520     43018      43181         45353
    8/93       36176      51396     44786      45353         47157
    9/93       36668      51001     44455      46314         47055
   10/93       36737      52056     45691      46856         47923
   11/93       35506      51562     45384      45441         47285
   12/93       36657      52186     46165      46972         48192
    1/94       38508      53960     47236      48532         49546
    2/94       37753      52498     46372      47750         48425
    3/94       35560      50214     44132      45186         46222
    4/94       35748      50857     44335      45227         46654
    5/94       35219      51686     45009      45087         47199
    6/94       33670      50420     43676      43216         45855
    7/94       34575      52073     45170      44456         47317
    8/94       36729      54203     47686      46919         49587
    9/94       36123      52881     47042      46196         48650
   10/94       36954      54065     48148      47102         49600
   11/94       35406      52097     46602      45265         47850
   12/94       35622      52868     47385      45649         48592
    1/95       35023      54237     48399      45636         49644
    2/95       37016      56347     50427      47479         51701
    3/95       38612      58010     51900      49027         53089
    4/95       39770      59715     53036      50027         54397
    5/95       40927      62098     54882      51333         56346
    6/95       43960      63538     57000      54459         58163
    7/95       47631      65641     59372      57939         60594
    8/95       47912      65806     59437      58420         60968
    9/95       49507      68583     62177      60027         63469
   10/95       48428      68336     62221      59264         63071
   11/95       49503      71329     64641      61238         65789
   12/95       48141      72705     65009      61048         66659
    1/96       48873      75177     67181      61976         68651
    2/96       50941      75876     68410      63798         69786

================================================================================

================================================================================

                             [MOUNTAIN CHART CONT.]

    3/96       51114      76605     68499      64174         70324
    4/96       53485      77731     70301      67024         71892
    5/96       54694      79729     72754      68867         73956
    6/96       53529      80032     72856      67386         73688
    7/96       49434      76494     68587      62501         69551
    8/96       52064      78108     70356      65238         71630
    9/96       55985      82498     75478      69472         75961
   10/96       55985      84775     75931      69313         76986
   11/96       59047      91175     81633      73263         82464
   12/96       57712      89370     80033      71937         81236
    1/97       60754      94947     85644      75390         86115
    2/97       59089      95697     85061      73310         85852
    3/97       55952      91773     80459      69527         81635
    4/97       57994      97243     85802      71731         86026
    5/97       63126     103185     91997      77814         92138
    6/97       65645     107776     95677      80732         95880
    7/97       73148     116345    104135      88167        103712
    8/97       71056     109829     98043      85751         98999
    9/97       75426     115837    102866      91179        104444
   10/97       71957     111968     99060      87149        100725
   11/97       72007     117152    103270      87698        104599
   12/97       71683     119167    104427      88444        106319
    1/98       71368     120478    107549      88833        107654
    2/98       77783     129164    115637      96224        115556
    3/98       80833     135778    120251     100919        120991
    4/98       82829     137163    121911     102090        122322
    5/98       80411     134803    118448      98211        119061
    6/98       84568     140276    125697     103259        124085
    7/98       83460     138789    124868     100739        122247
    8/98       68471     118734    106125      82092        103409
    9/98       74202     126345    114275      88011        110819
   10/98       78780     136604    123463      92957        119457
   11/98       84885     144883    132859      99427        127390
   12/98       96370     153228    144843     110384        136518
    1/99      103232     159633    153345     117173        142156
    2/99       97430     154668    146337     111068        136822
    3/99      104620     160855    154049     117388        142475
    4/99      107131     167080    154249     120240        147562
    5/99      104507     163137    149514     117920        144225
    6/99      111812     172158    159980     126162        152246
    7/99      107183     166804    154892     123324        147537
    8/99      107408     165970    157417     122090        146960
    9/99      105958     161423    154111     121394        143466
   10/99      112485     171641    165747     129953        153117
   11/99      122968     175125    174697     140375        158611
   12/99      145287     185422    192866     161571        170437
    1/00      139345     176114    183820     159940        163557
    2/00      159898     172786    192809     185514        166392
    3/00      158603     189684    206614     184790        179396
    4/00      144836     183975    196779     169305        172526
    5/00      135335     180203    186862     157894        167010
    6/00      151101     184636    201026     173557        173369
    7/00      149031     181756    192643     168107        168885
    8/00      168227     193043    210077     186313        182338
    9/00      160724     182850    190204     174985        171703
   10/00      147480     182082    181207     164819        167381
   11/00      120786     167734    154497     137821        148544
   12/00      123866     168556    149615     142108        148445
    1/01      123866     174540    159954     144992        155584
    2/01       98152     158639    132793     123766        136701
    3/01       86295     148597    118346     110498        125261
    4/01       95054     160128    133316     123990        137875
    5/01       93942     161201    131356     123320        137798
    6/01       90757     157284    128309     121125        135008
    7/01       87172     155743    125101     114584        132273
    8/01       81122     146009    114868     104696        123387
    9/01       70536     134226    103404      89138        111927
   10/01       74437     136790    108833      95520        115749
   11/01       80726     147281    119292     104719        125351
   12/01       82002     148578    119065     106352        126521
    1/02       79132     146408    116958     103343        124597
    2/02       74273     143583    112104      96925        121065
    3/02       79606     148981    115983     102702        126037
    4/02       76342     139953    106519      96468        118066
    5/02       74747     138931    103941      93670        116148
    6/02       68460     129039     94326      84940        106789
    7/02       61614     118987     89138      76964         99090
    8/02       61454     119761     89406      76379         99524
    9/02       56440     106755     80134      70452         89084
   10/02       58748     116138     87483      75835         96580
   11/02       61615     122967     92233      80582        102283
   12/02       57314     115749     85860      74635         96083
    1/03       56758     112728     83773      73404         93738

================================================================================

================================================================================

                             [MOUNTAIN CHART CONT.]

    2/03       55805     111037     83388      72905         92536
    3/03       56681     112114     84939      74064         93728
    4/03       60263     121341     91216      79478        101173
    5/03       65042     127724     95768      85319        106983
    6/03       65835     129359     97089      86309        108435
    7/03       67745     131635     99507      88985        111031
    8/03       70055     134202    101984      92544        113604
    9/03       69102     132780    100893      90758        112339
   10/03       73165     140282    106563      97184        119003
   11/03       74914     141516    107682      98962        120502
   12/03       77783     148932    111408     101050        125559
    1/04       79533     151672    113681     103566        128206
    2/04       80726     153780    114408     104933        129602
    3/04       80484     151458    112280     104619        127766
    4/04       78174     149080    110978     101114        125488
    5/04       79683     151123    113042     103500        127482
    6/04       81037     154055    114455     105715        129680
    7/04       76418     148955    107988      98252        123924
    8/04       75539     149551    107459      96866        123981
    9/04       78010     151166    108480     100605        125704
   10/04       79047     153479    110172     102768        127765
   11/04       83663     159680    113962     108297        133203
   12/04       86131     165109    118430     112423        138147
    1/05       85253     161080    114486     108365        134152
    2/05       88041     164463    115700     109589        136597
    3/05       85813     161552    113594     107277        134159
    4/05       82784     158482    111436     103340        131313
    5/05       86211     163522    116829     109695        136772
    6/05       86849     163751    116397     110288        137204
    7/05       91235     169843    122089     116806        143174
    8/05       90998     168297    120514     116245        141723
    9/05       92909     169660    121068     118117        142845
   10/05       90679     166827    119894     115967        140488
   11/05       94188     173133    125061     122171        146182
   12/05       96016     173202    124673     122684        146177
    1/06      101604     177792    126868     129015        150443
    2/06       98810     178272    126665     126873        150550
    3/06      101369     180483    128539     129753        153028
    4/06      103204     182901    128359     130778        154156
    5/06       99364     177652    124008     123128        149009
    6/06       98728     177883    123524     122857        148971
    7/06       96408     178986    121177     119122        147978
    8/06       97045     183246    124958     122076        151874
    9/06       97928     187973    128394     124884        155492
   10/06      102092     194125    132848     129997        161088

================================================================================

AIM Summit Fund

Calculating your ongoing Fund expenses

Example                                          $1,000 (for example, an $8,600             The hypothetical account values and
                                                 account value divided by $1,000 =     expenses may not be used to estimate the
As a shareholder of the Fund, you incur two      8.6), then multiply the result by     actual ending account balance or expenses you
types of costs: (1) transaction costs, which     the number in the table under the     paid for the period. You may use this
may include sales charges (loads) on purchase    heading entitled "Actual Expenses     information to compare the ongoing costs of
payments or contingent deferred sales charges    Paid During Period" to estimate the   investing in the Fund and other funds. To do
on redemptions, and redemption fees, if any;     expenses you paid on your account     so, compare this 5% hypothetical example with
and (2) ongoing costs, including management      during this period.                   the 5% hypothetical examples that appear in
fees; distribution and/or service (12b-1)                                              the shareholder reports of the other funds.
fees; and other Fund expenses. This example is   Hypothetical example for comparison
intended to help you understand your ongoing     purposes                                   Please note that the expenses shown in
costs (in dollars) of investing in the Fund                                            the table are meant to highlight your ongoing
and to compare these costs with ongoing costs    The table below also provides         costs only and do not reflect any transaction
of investing in other mutual funds. The          information about hypothetical        costs, such as sales charges (loads) on
example is based on an investment of $1,000      account values and hypothetical       purchase payments, contingent deferred sales
invested at the beginning of the period and      expenses based on the Fund's actual   charges on redemptions, and redemption fees,
held for the entire period May 1, 2006,          expense ratio and an assumed rate     if any. Therefore, the hypothetical
through October 31, 2006.                        of return of 5% per year before       information is useful in comparing ongoing
                                                 expenses, which is not the Fund's     costs only, and will not help you determine
Actual expenses                                  actual return. Actual cumulative      the relative total costs of owning different
                                                 total returns for the Fund's Class    funds. In addition, if these transaction
The table below provides information about       A, B and C shares at net asset        costs were included, your costs would have
actual account values and actual expenses. You   value after expenses for the six      been higher.
may use the information in this table,           months ended October 31, 2006,
together with the amount you invested, to        appear in the table "Cumulative
estimate the expenses that you paid over the     Total Returns" in the far
period. Simply divide your account value by      right-hand column on page 7. Actual
                                                 cumulative total returns for the
                                                 Fund's Class P shares at net asset
                                                 value after expenses for the six
                                                 months ended October 31, 2006,
                                                 appear in the table "Cumulative
                                                 Total Returns" on page 11.

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                               ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING              ENDING             EXPENSES                ENDING             EXPENSES         ANNUALIZED
SHARE        ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING           ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS           (5/1/06)          (10/31/06)(1)         PERIOD(2)              (10/31/06)          PERIOD(2)            RATIO
  A            $1,000.00             $986.80              $6.01                $1,019.16             $6.11              1.20%
  B             1,000.00              983.70               9.75                 1,015.38              9.91              1.95
  C             1,000.00              983.70               9.75                 1,015.38              9.91              1.95
  P             1,000.00              988.40               4.61                 1,020.57              4.69              0.92

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through October 31,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2006, appear in two locations. For Class A, B and C shares, see the table
     "Cumulative Total Returns" in the far right-hand column on page 7. For Class P shares, see the table "Cumulative Total Returns"
     on page 11.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Summit Fund

Your Fund's long-term performance Plans I and Plans II and Class P Shares

About AIM Summit Fund and AIM Summit Investors   ance may be lower or higher. Please   AIM Summit Investors Plans II
Plans                                            visit AIMinvestments.com/summit for
                                                 the most recent month-end             Performance for AIM Summit Fund shown at net
Shares of AIM Summit Fund are made available     performance. Performance figures      asset value does not include creation and
through AIM Summit Investors Plans I and AIM     reflect reinvested distributions,     sales charges or custodial fees applied at
Summit Investors Plans II ("Plans I" and         changes in net asset value and the    the Plan level. Creation and sales charges of
"Plans II"), periodic payment plans that call    effect of the maximum sales charge    50% will be deducted from the first 12
for fixed monthly investments for 15 years.      unless otherwise stated. Investment   investments. Investors who complete scheduled
Planholders have the option to make additional   return and principal value will       payments over the entire 15-year Plan will
monthly payments for up to 25 years.             fluctuate so that you may have a      incur creation and sales charges effectively
                                                 gain or loss when you sell shares.    totaling up to 3.33% based on all payments
     Effective August 16, 1999, Plans I was                                            made during the life of the Plan (including
closed to new investors.                              The performance of the Fund      the 50% creation and sales charges already
                                                 and the two Plans will differ         deducted from the first 12 investments).
     Effective January 12, 2005, Plans II was    primarily due to different sales      Since most of the plan charges are deducted
closed to new investors.                         charge structures and Plan            in the first 12 investments, early
                                                 expenses.                             termination usually results in a loss.
Additional risk disclosure
                                                 AIM Summit Investors Plans I          Class P Shares
A periodic payment plan neither assures a
profit nor protects against loss in declining    Performance for AIM Summit Fund       Class P shares do not have a front-end or
markets. Dollar-cost averaging involves          shown at net asset value does not     contingent deferred sales charge. Therefore,
continuous investing regardless of fluctuating   include creation and sales charges    returns are at net asset value.
securities prices. Investors should consider     or custodial fees applied at the
their ability to continue purchases over an      Plan level. Creation and sales
extended period of time.                         charges of 50% will be deducted
                                                 from the first 12 investments.
Additional performance information               Effective July 24, 2000, the
                                                 creation and sales charge is waived
Performance shown for Plans II prior to its      after the first 12 payments made
inception date of July 19, 1999, represents      under the Plan. The Plan also
hypothetical performance an investor may have    charged a custodial fee of $1.50
received had the plan been available from the    per investment. Effective June 30,
inception of AIM Summit Fund.                    2000, the custodial fee is no
                                                 longer charged to Planholders, but
     The performance data quoted represent       is paid by the Fund. Since most of
past performance and cannot guarantee            the Plan charges are deducted in
comparable future results; current perform-      the first 12 investments, early
                                                 termination usually results in a
                                                 loss.

================================================================================

 Effective December 8, 2006, after the close of the fiscal year covered by this report, AIM Summit Investors Plans I and AIM Summit Investors Plans II were dissolved and holders of AIM Summit Fund shares under those Plans became direct shareholders of the Fund. For more information, please refer to NOTE 14 on page
                                      F-13.

================================================================================

AIM Summit Fund

Your Fund's long-term performance Plans I, Plans II and Class P Shares

==============================================   ===================================   =============================================

AVERAGE ANNUAL TOTAL RETURNS                     AVERAGE ANNUAL TOTAL RETURNS          CUMULATIVE TOTAL RETURNS

As of 10/31/06, including applicable             As of 9/30/06, the most recent        6 months ended 10/31/06, excluding applicable
sales charges                                    calendar quarter-end, including       sales charges
                                                 applicable sales charges
                                                                                       Plans I                                -1.16%
PLANS I                                          PLANS I                               Plans II                               -1.16
Inception (11/1/82)                      9.77%   Inception (11/1/82)           9.62%   Class P Shares                         -1.16
10 Years                                 5.34    10 Years                      4.91
 5 Years                                 4.28     5 Years                      4.56    =============================================
 1 Year                                -43.76     1 Year                     -47.30

PLANS II                                         PLANS II
10 Years                                 5.64%   10 Years                      5.21%
 5 Years                                 4.28     5 Years                      4.56
 1 Year                                -43.76     1 Year                     -47.30

CLASS P SHARES                                   CLASS P SHARES
Inception (11/1/82)                     10.17%   Inception (11/1/82)          10.02%
10 Years                                 6.18    10 Years                      5.75
 5 Years                                 6.50     5 Years                      6.78
 1 Year                                 12.49     1 Year                       5.40
==============================================   ===================================

================================================================================
                 FOR ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT
  Additional information about your account is available at AIMinvestments.com.
     For questions concerning your account, please call a representative at
                                 800-959-4246.
================================================================================

AIM Summit Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Summit Fund (the    services to be provided by AIM        ered Fund performance through the most
"Board") oversees the management of AIM Summit   under the Advisory Agreement was      recent calendar year, the Board also reviewed
Fund (the "Fund") and, as required by law,       appropriate and that AIM currently    more recent Fund performance, which did not
determines annually whether to approve the       is providing services in accordance   change their conclusions.
continuance of the Fund's advisory agreement     with the terms of the Advisory
with A I M Advisors, Inc. ("AIM"). Based upon    Agreement.                            o Meetings with the Fund's portfolio managers
the recommendation of the Investments                                                  and investment personnel. With respect to the
Committee of the Board, at a meeting held on     o The quality of services to be       Fund, the Board is meeting periodically with
June 27, 2006, the Board, including all of the   provided by AIM. The Board reviewed   such Fund's portfolio managers and/or other
independent trustees, approved the continuance   the credentials and experience of     investment personnel and believes that such
of the advisory agreement (the "Advisory         the officers and employees of AIM     individuals are competent and able to
Agreement") between the Fund and AIM for         who will provide investment           continue to carry out their responsibilities
another year, effective July 1, 2006.            advisory services to the Fund. In     under the Advisory Agreement.
                                                 reviewing the qualifications of AIM
     The Board considered the factors            to provide investment advisory        o Overall performance of AIM. The Board
discussed below in evaluating the fairness and   services, the Board considered such   considered the overall performance of AIM in
reasonableness of the Advisory Agreement at      issues as AIM's portfolio and         providing investment advisory and portfolio
the meeting on June 27, 2006 and as part of      product review process, various       administrative services to the Fund and
the Board's ongoing oversight of the Fund. In    back office support functions         concluded that such performance was
their deliberations, the Board and the           provided by AIM and AIM's equity      satisfactory.
independent trustees did not identify any        and fixed income trading
particular factor that was controlling, and      operations. Based on the review of    o Fees relative to those of clients of AIM
each trustee attributed different weights to     these and other factors, the Board    with comparable investment strategies. The
the various factors.                             concluded that the quality of         Board reviewed the effective advisory fee
                                                 services to be provided by AIM was    rate (before waivers) for the Fund under the
     One responsibility of the independent       appropriate and that AIM currently    Advisory Agreement. The Board noted that this
Senior Officer of the Fund is to manage the      is providing satisfactory services    rate was (i) the same as the effective
process by which the Fund's proposed             in accordance with the terms of the   advisory fee rate (before waivers) for a
management fees are negotiated to ensure that    Advisory Agreement.                   mutual fund advised by AIM with investment
they are negotiated in a manner which is at                                            strategies comparable to those of the Fund;
arms' length and reasonable. To that end, the    o The performance of the Fund         (ii) comparable to the effective advisory fee
Senior Officer must either supervise a           relative to comparable funds. The     rate (before waivers) for a variable
competitive bidding process or prepare an        Board reviewed the performance of     insurance fund advised by AIM and offered to
independent written evaluation. The Senior       the Fund during the past one, three   insurance company separate accounts with
Officer has recommended an independent written   and five calendar years against the   investment strategies comparable to those of
evaluation in lieu of a competitive bidding      performance of funds advised by       the Fund and below the effective advisory fee
process and, upon the direction of the Board,    other advisors with investment        rate (before waivers) for a second variable
has prepared such an independent written         strategies comparable to those of     insurance fund advised by AIM and offered to
evaluation. Such written evaluation also         the Fund. The Board noted that the    insurance company separate accounts with
considered certain of the factors discussed      Fund's performance was above the      investment strategies comparable to those of
below. In addition, as discussed below, the      median performance of such            the Fund; (iii) above the effective
Senior Officer made a recommendation to the      comparable funds for the one and      sub-advisory fee rate for an offshore fund
Board in connection with such written            three year periods and below such     advised and sub-advised by AIM affiliates
evaluation.                                      median performance for the five       with investment strategies comparable to
                                                 year period. Based on this review     those of the Fund, although the total
     The discussion below serves as a summary    and after taking account of all of    advisory fees for such offshore fund were
of the Senior Officer's independent written      the other factors that the Board      above those for the Fund; (iv) above the
evaluation and recommendation to the Board in    considered in determining whether     effective sub-advisory fee rates for five
connection therewith, as well as a discussion    to continue the Advisory Agreement    variable insurance funds sub-advised by an
of the material factors and the conclusions      for the Fund, the Board concluded     AIM affiliate and offered to insurance
with respect thereto that formed the basis for   that no changes should be made to     company separate accounts with investment
the Board's approval of the Advisory             the Fund and that it was not          strategies comparable to those of the Fund,
Agreement. After consideration of all of the     necessary to change the Fund's        although the total advisory fees for such
factors below and based on its informed          portfolio management team at this     variable insurance funds were above those for
business judgment, the Board determined that     time. Although the independent        the Fund; and (v) above the total advisory
the Advisory Agreement is in the best            written evaluation of the Fund's      fee rate for a separately managed
interests of the Fund and its shareholders and   Senior Officer (discussed below)      account/wrap account managed by an AIM
that the compensation to AIM under the           only considered Fund performance      affiliate with investment strategies
Advisory Agreement is fair and reasonable and    through the most recent calendar      comparable to those of the Fund. The Board
would have been obtained through arm's length    year, the Board also reviewed more    noted that AIM has agreed to waive advisory
negotiations.                                    recent Fund performance, which did    fees of the Fund, as described below. Based
                                                 not change their conclusions.         on this review, the Board concluded that the
     Unless otherwise stated, information                                              advisory fee rate for the Fund under the
presented below is as of June 27, 2006 and       o The performance of the Fund         Advisory Agreement was fair and reasonable.
does not reflect any changes that may have       relative to indices. The Board
occurred since June 27, 2006, including but      reviewed the performance of the       o Fees relative to those of comparable funds
not limited to changes to the Fund's             Fund during the past one, three and   with other advisors. The Board reviewed the
performance, advisory fees, expense              five calendar years against the       advisory fee rate for the Fund under the
limitations and/or fee waivers.                  performance of the Russell 1000       Advisory Agreement. The Board compared
                                                 Growth Index. The Board noted that    effective contractual advisory fee rates at a
o The nature and extent of the advisory          the Fund's performance periods was    common asset level at the end of the past
services to be provided by AIM. The Board        above the performance of such Index   calendar year and noted that the Fund's rate
reviewed the services to be provided by AIM      for the one and three year periods    was
under the Advisory Agreement. Based on such      and below such Index for the five
review, the Board concluded that the range of    year period. The Board also noted
                                                 that the performance of such Index
                                                 does not reflect fees, while the
                                                 performance of the Fund does
                                                 reflect fees. Based on this review
                                                 and after taking account of all of
                                                 the other factors that the Board
                                                 considered in determining whether
                                                 to continue the Advisory Agreement
                                                 for the Fund, the Board concluded
                                                 that no changes should be made to
                                                 the Fund and that it was not
                                                 necessary to change the Fund's
                                                 portfolio management team at this
                                                 time. Although the independent
                                                 written evaluation of the Fund's
                                                 Senior Officer (discussed below)
                                                 only consid-                                                            (continued)

AIM Summit Fund

comparable to the median rate of the funds       tion of the advisory fees it          o AIM's financial soundness in light of the
advised by other advisors with investment        receives from the Fund attributable   Fund's needs. The Board considered whether
strategies comparable to those of the Fund       to such investment. The Board         AIM is financially sound and has the
that the Board reviewed. The Board noted that    further determined that the           resources necessary to perform its
AIM has agreed to waive advisory fees of the     proposed securities lending program   obligations under the Advisory Agreement, and
Fund, as described below. Based on this          and related procedures with respect   concluded that AIM has the financial
review, the Board concluded that the advisory    to the lending Fund is in the best    resources necessary to fulfill its
fee rate for the Fund under the Advisory         interests of the lending Fund and     obligations under the Advisory Agreement.
Agreement was fair and reasonable.               its respective shareholders. The
                                                 Board therefore concluded that the    o Historical relationship between the Fund
o Expense limitations and fee waivers. The       investment of cash collateral         and AIM. In determining whether to continue
Board noted that AIM has contractually agreed    received in connection with the       the Advisory Agreement for the Fund, the
to waive advisory fees of the Fund through       securities lending program in the     Board also considered the prior relationship
June 30, 2007 to the extent necessary so that    money market funds according to the   between AIM and the Fund, as well as the
the advisory fees payable by the Fund do not     procedures is in the best interests   Board's knowledge of AIM's operations, and
exceed a specified maximum advisory fee rate,    of the lending Fund and its           concluded that it was beneficial to maintain
which maximum rate includes breakpoints and is   respective shareholders.              the current relationship, in part, because of
based on net asset levels. The Board                                                   such knowledge. The Board also reviewed the
considered the contractual nature of this fee    o Independent written evaluation      general nature of the non-investment advisory
waiver and noted that it remains in effect       and recommendations of the Fund's     services currently performed by AIM and its
until June 30, 2007. The Board considered the    Senior Officer. The Board noted       affiliates, such as administrative, transfer
effect this fee waiver would have on the         that, upon their direction, the       agency and distribution services, and the
Fund's estimated expenses and concluded that     Senior Officer of the Fund, who is    fees received by AIM and its affiliates for
the levels of fee waivers/expense limitations    independent of AIM and AIM's          performing such services. In addition to
for the Fund were fair and reasonable.           affiliates, had prepared an           reviewing such services, the trustees also
                                                 independent written evaluation in     considered the organizational structure
o Breakpoints and economies of scale. The        order to assist the Board in          employed by AIM and its affiliates to provide
Board reviewed the structure of the Fund's       determining the reasonableness of     those services. Based on the review of these
advisory fee under the Advisory Agreement,       the proposed management fees of the   and other factors, the Board concluded that
noting that it includes two breakpoints. The     AIM Funds, including the Fund. The    AIM and its affiliates were qualified to
Board reviewed the level of the Fund's           Board noted that the Senior           continue to provide non-investment advisory
advisory fees, and noted that such fees, as a    Officer's written evaluation had      services to the Fund, including
percentage of the Fund's net assets, have        been relied upon by the Board in      administrative, transfer agency and
decreased as net assets increased because the    this regard in lieu of a              distribution services, and that AIM and its
Advisory Agreement includes breakpoints. The     competitive bidding process. In       affiliates currently are providing
Board noted that AIM has contractually agreed    determining whether to continue the   satisfactory non-investment advisory
to waive advisory fees of the Fund through       Advisory Agreement for the Fund,      services.
June 30, 2007 to the extent necessary so that    the Board considered the Senior
the advisory fees payable by the Fund do not     Officer's written evaluation and      o Other factors and current trends. The Board
exceed a specified maximum advisory fee rate,    the recommendation made by the        considered the steps that AIM and its
which maximum rate includes breakpoints and is   Senior Officer to the Board that      affiliates have taken over the last several
based on net asset levels. The Board concluded   the Board consider whether the        years, and continue to take, in order to
that the Fund's fee levels under the Advisory    advisory fee waivers for certain      improve the quality and efficiency of the
Agreement therefore reflect economies of scale   equity AIM Funds, including the       services they provide to the Funds in the
and that it was not necessary to change the      Fund, should be simplified. The       areas of investment performance, product line
advisory fee breakpoints in the Fund's           Board concluded that it would be      diversification, distribution, fund
advisory fee schedule.                           advisable to consider this issue      operations, shareholder services and
                                                 and reach a decision prior to the     compliance. The Board concluded that these
o Investments in affiliated money market         expiration date of such advisory      steps taken by AIM have improved, and are
funds. The Board also took into account the      fee waivers.                          likely to continue to improve, the quality
fact that uninvested cash and cash collateral                                          and efficiency of the services AIM and its
from securities lending arrangements, if any     o Profitability of AIM and its        affiliates provide to the Fund in each of
(collectively, "cash balances") of the Fund      affiliates. The Board reviewed        these areas, and support the Board's approval
may be invested in money market funds advised    information concerning the            of the continuance of the Advisory Agreement
by AIM pursuant to the terms of an SEC           profitability of AIM's (and its       for the Fund.
exemptive order. The Board found that the Fund   affiliates') investment advisory
may realize certain benefits upon investing      and other activities and its
cash balances in AIM advised money market        financial condition. The Board
funds, including a higher net return,            considered the overall
increased liquidity, increased diversification   profitability of AIM, as well as
or decreased transaction costs. The Board also   the profitability of AIM in
found that the Fund will not receive reduced     connection with managing the Fund.
services if it invests its cash balances in      The Board noted that AIM's
such money market funds. The Board noted that,   operations remain profitable,
to the extent the Fund invests uninvested cash   although increased expenses in
in affiliated money market funds, AIM has        recent years have reduced AIM's
voluntarily agreed to waive a por-               profitability. Based on the review
                                                 of the profitability of AIM's and
                                                 its affiliates' investment advisory
                                                 and other activities and its
                                                 financial condition, the Board
                                                 concluded that the compensation to
                                                 be paid by the Fund to AIM under
                                                 its Advisory Agreement was not
                                                 excessive.

                                                 o Benefits of soft dollars to AIM.
                                                 The Board considered the benefits
                                                 realized by AIM as a result of
                                                 brokerage transactions executed
                                                 through "soft dollar" arrangements.
                                                 Under these arrangements, brokerage
                                                 commissions paid by the Fund and/or
                                                 other funds advised by AIM are used
                                                 to pay for research and execution
                                                 services. This research may be used
                                                 by AIM in making investment
                                                 decisions for the Fund. The Board
                                                 concluded that such arrangements
                                                 were appropriate.

AIM Summit Fund

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-74.86%

AEROSPACE & DEFENSE-3.26%

Boeing Co. (The)                                  311,000   $   24,836,460
--------------------------------------------------------------------------
Precision Castparts Corp.                         176,700       12,026,202
--------------------------------------------------------------------------
United Technologies Corp.                         620,224       40,761,121
==========================================================================
                                                                77,623,783
==========================================================================

AGRICULTURAL PRODUCTS-1.47%

Archer-Daniels-Midland Co.                        908,400       34,973,400
==========================================================================

AIR FREIGHT & LOGISTICS-0.84%

FedEx Corp.                                       175,000       20,044,500
==========================================================================

APPLICATION SOFTWARE-0.53%

Amdocs Ltd.(a)                                    323,800       12,550,488
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.97%

Franklin Resources, Inc.                           98,600       11,236,456
--------------------------------------------------------------------------
T. Rowe Price Group Inc.                          247,800       11,723,418
==========================================================================
                                                                22,959,874
==========================================================================

BIOTECHNOLOGY-3.29%

Amgen Inc.(a)                                     588,400       44,665,444
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          487,800       33,609,420
==========================================================================
                                                                78,274,864
==========================================================================

COMMUNICATIONS EQUIPMENT-5.45%

Cisco Systems, Inc.(a)                          1,845,000       44,519,850
--------------------------------------------------------------------------
Harris Corp.                                      515,000       21,939,000
--------------------------------------------------------------------------
Motorola, Inc.                                    895,000       20,638,700
--------------------------------------------------------------------------
QUALCOMM Inc.                                   1,168,000       42,503,520
==========================================================================
                                                               129,601,070
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.40%

Best Buy Co., Inc.                                173,700        9,596,925
==========================================================================

COMPUTER HARDWARE-1.30%

Apple Computer, Inc.(a)                           380,000       30,810,400
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.92%

Western Digital Corp.(a)                        1,202,200       21,976,216
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.86%

Caterpillar Inc.                                  270,000       16,391,700
--------------------------------------------------------------------------
Joy Global Inc.                                   535,000       20,923,850
--------------------------------------------------------------------------
Oshkosh Truck Corp.                               155,000        7,007,550
==========================================================================
                                                                44,323,100
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


CONSUMER ELECTRONICS-0.62%

Harman International Industries, Inc.             144,166   $   14,755,390
==========================================================================

CONSUMER FINANCE-0.97%

SLM Corp.                                         473,000       23,025,640
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.56%

Paychex, Inc.                                     340,000       13,423,200
==========================================================================

DEPARTMENT STORES-0.63%

J.C. Penney Co., Inc.                             200,000       15,046,000
==========================================================================

DIVERSIFIED METALS & MINING-0.52%

Phelps Dodge Corp.                                124,400       12,487,272
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.73%

Emerson Electric Co.                              207,000       17,470,800
==========================================================================

FOOTWEAR-1.77%

NIKE, Inc.-Class B                                457,100       41,998,348
==========================================================================

HEALTH CARE EQUIPMENT-3.01%

Becton, Dickinson and Co.                         477,956       33,471,259
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   695,000       38,127,700
==========================================================================
                                                                71,598,959
==========================================================================

HEALTH CARE SERVICES-0.73%

Quest Diagnostics Inc.                            350,000       17,409,000
==========================================================================

HEALTH CARE TECHNOLOGY-0.49%

IMS Health Inc.                                   418,000       11,641,300
==========================================================================

HOME IMPROVEMENT RETAIL-1.46%

Lowe's Cos., Inc.                               1,154,606       34,799,825
==========================================================================

HOUSEHOLD PRODUCTS-4.11%

Clorox Co. (The)                                  504,000       32,538,240
--------------------------------------------------------------------------
Colgate-Palmolive Co.                             573,000       36,654,810
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        450,000       28,525,500
==========================================================================
                                                                97,718,550
==========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.71%

Robert Half International Inc.                    464,000       16,959,200
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.52%

Costco Wholesale Corp.                            230,000       12,277,400
==========================================================================

AIM Summit Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-1.49%

3M Co.                                            181,702   $   14,325,386
--------------------------------------------------------------------------
General Electric Co.                              373,000       13,096,030
--------------------------------------------------------------------------
McDermott International, Inc.(a)                  180,000        8,046,000
==========================================================================
                                                                35,467,416
==========================================================================

INDUSTRIAL MACHINERY-1.23%

Eaton Corp.                                        91,377        6,618,436
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          261,000       12,509,730
--------------------------------------------------------------------------
Parker Hannifin Corp.                             120,000       10,035,600
==========================================================================
                                                                29,163,766
==========================================================================

INTEGRATED OIL & GAS-2.50%

Exxon Mobil Corp.                                 429,000       30,639,180
--------------------------------------------------------------------------
Occidental Petroleum Corp.                        613,000       28,774,220
==========================================================================
                                                                59,413,400
==========================================================================

INTERNET SOFTWARE & SERVICES-0.99%

eBay Inc.(a)                                      410,526       13,190,200
--------------------------------------------------------------------------
Google Inc.-Class A(a)                             22,000       10,480,580
==========================================================================
                                                                23,670,780
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.07%

Goldman Sachs Group, Inc. (The)                    45,500        8,635,445
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          98,519        8,612,531
--------------------------------------------------------------------------
Morgan Stanley                                    107,700        8,231,511
==========================================================================
                                                                25,479,487
==========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.35%

Waters Corp.(a)                                   167,095        8,321,331
==========================================================================

MULTI-LINE INSURANCE-0.33%

Assurant, Inc.                                    150,000        7,899,000
==========================================================================

OIL & GAS DRILLING-2.79%

ENSCO International Inc.                          614,878       30,110,576
--------------------------------------------------------------------------
GlobalSantaFe Corp.                               498,000       25,846,200
--------------------------------------------------------------------------
Nabors Industries Ltd.(a)                         335,000       10,344,800
==========================================================================
                                                                66,301,576
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.98%

Baker Hughes Inc.                                 473,700       32,708,985
--------------------------------------------------------------------------
BJ Services Co.                                   368,000       11,098,880
--------------------------------------------------------------------------
Halliburton Co.                                   819,402       26,507,655
--------------------------------------------------------------------------
Weatherford International Ltd.(a)                 593,840       24,394,947
==========================================================================
                                                                94,710,467
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


OIL & GAS EXPLORATION & PRODUCTION-1.27%

Apache Corp.                                      461,350   $   30,135,382
==========================================================================

OIL & GAS REFINING & MARKETING-1.21%

Valero Energy Corp.                               551,307       28,849,895
==========================================================================

PACKAGED FOODS & MEATS-2.89%

Campbell Soup Co.                                 393,134       14,695,349
--------------------------------------------------------------------------
Hershey Co. (The)                                 372,000       19,682,520
--------------------------------------------------------------------------
Kellogg Co.                                       683,000       34,361,730
==========================================================================
                                                                68,739,599
==========================================================================

PHARMACEUTICALS-5.22%

Abbott Laboratories                               759,276       36,073,203
--------------------------------------------------------------------------
Allergan, Inc.                                    127,000       14,668,500
--------------------------------------------------------------------------
Johnson & Johnson                                 660,900       44,544,660
--------------------------------------------------------------------------
Wyeth                                             565,240       28,844,197
==========================================================================
                                                               124,130,560
==========================================================================

PROPERTY & CASUALTY INSURANCE-2.22%

ACE Ltd.                                          408,411       23,381,530
--------------------------------------------------------------------------
Chubb Corp. (The)                                 555,000       29,498,250
==========================================================================
                                                                52,879,780
==========================================================================

PUBLISHING-0.64%

McGraw-Hill Cos., Inc. (The)                      236,061       15,148,034
==========================================================================

RAILROADS-2.14%

Burlington Northern Santa Fe Corp.                303,900       23,561,367
--------------------------------------------------------------------------
CSX Corp.                                         392,270       13,992,271
--------------------------------------------------------------------------
Norfolk Southern Corp.                            255,000       13,405,350
==========================================================================
                                                                50,958,988
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.33%

Applied Materials, Inc.                           452,062        7,861,358
==========================================================================

SOFT DRINKS-1.75%

PepsiCo, Inc.                                     655,000       41,553,200
==========================================================================

SPECIALIZED FINANCE-0.57%

Moody's Corp.                                     203,000       13,458,900
==========================================================================

SPECIALTY STORES-0.76%

Staples, Inc.                                     697,350       17,984,657
==========================================================================

STEEL-1.92%

Nucor Corp.                                       364,000       21,261,240
--------------------------------------------------------------------------
United States Steel Corp.                         359,700       24,315,720
==========================================================================
                                                                45,576,960
==========================================================================

SYSTEMS SOFTWARE-1.30%

Oracle Corp.(a)                                 1,679,100       31,012,977
==========================================================================

AIM Summit Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.79%

Sprint Nextel Corp.                             1,011,063   $   18,896,767
==========================================================================
    Total Domestic Common Stocks (Cost
      $1,475,930,234)                                        1,780,959,784
==========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-19.31%

AUSTRALIA-1.80%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(b)                                    2,016,000       42,889,267
==========================================================================

BRAZIL-1.34%

Companhia Vale do Rio Doce-ADR (Steel)(c)       1,248,000       31,749,120
==========================================================================

CANADA-1.48%

Canadian National Railway Co. (Railroads)         537,000       25,582,680
--------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        125,000        9,581,250
==========================================================================
                                                                35,163,930
==========================================================================

FINLAND-1.35%

Nokia Oyj-ADR (Communications Equipment)        1,617,000       32,145,960
==========================================================================

FRANCE-1.16%

Sanofi-Aventis (Pharmaceuticals)(b)               326,066       27,694,815
==========================================================================

JAPAN-6.17%

Bridgestone Corp. (Tires & Rubber)(b)(c)          803,100       16,640,126
--------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(b)(c)           246,200       21,350,258
--------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)(b)                                      5,445       33,805,615
--------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(b)                                920,000       16,450,755
--------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty
  Insurance)(b)                                   345,000       12,949,903
--------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)(b)(c)        2,146,000       17,811,577
--------------------------------------------------------------------------
Mitsui Sumitomo Insurance Co., Ltd. (Property
  & Casualty Insurance)(b)(c)                     890,000       11,005,337
--------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Marine)(c)       2,584,000       16,769,178
==========================================================================
                                                               146,782,749
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


SOUTH KOREA-1.04%

Kookmin Bank (Diversified Banks)(b)               311,400   $   24,679,105
==========================================================================

SWITZERLAND-2.99%

Novartis A.G.-ADR (Pharmaceuticals)               638,000       38,745,740
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(b)           185,000       32,330,475
==========================================================================
                                                                71,076,215
==========================================================================

UNITED KINGDOM-1.98%

Rio Tinto PLC (Diversified Metals & Mining)       855,000       47,167,226
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $396,375,780)                     459,348,387
==========================================================================

MONEY MARKET FUNDS-5.85%

Liquid Assets Portfolio-Institutional
  Class(d)                                     69,673,749       69,673,749
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       69,673,749       69,673,749
==========================================================================
    Total Money Market Funds (Cost
      $139,347,498)                                            139,347,498
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.02% (Cost
  $2,011,653,512)                                            2,379,655,669
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.39%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  40,345,475       40,345,475
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  40,345,474       40,345,474
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $80,690,949)                                        80,690,949
==========================================================================
TOTAL INVESTMENTS-103.41% (Cost
  $2,092,344,461)                                            2,460,346,618
==========================================================================
OTHER ASSETS LESS LIABILITIES-(3.41)%                          (81,210,280)
==========================================================================
NET ASSETS-100.00%                                          $2,379,136,338
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR -  American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2006 was $257,607,233, which represented 10.83% of the Fund's Net Assets. See Note 1A.
(c) All or a portion of this security was out on loan at October 31, 2006.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Summit Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS:

Investments, at value (cost $1,872,306,014)*  $2,240,308,171
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $220,038,447)                            220,038,447
============================================================
     Total investments (cost $2,092,344,461)   2,460,346,618
============================================================
Receivables for:
  Fund shares sold                                    21,700
------------------------------------------------------------
  Dividends                                        2,987,763
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               134,227
------------------------------------------------------------
Other assets                                          46,401
============================================================
     Total assets                              2,463,536,709
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           2,019,022
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                286,942
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       80,690,949
------------------------------------------------------------
Accrued distribution fees                            233,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,915
------------------------------------------------------------
Accrued transfer agent fees                        1,050,986
------------------------------------------------------------
Accrued operating expenses                           114,595
============================================================
     Total liabilities                            84,400,371
============================================================
Net assets applicable to shares outstanding   $2,379,136,338
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,208,120,803
------------------------------------------------------------
Undistributed net investment income               13,833,956
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (210,817,094)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              367,998,673
============================================================
                                              $2,379,136,338
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $    4,583,778
____________________________________________________________
============================================================
Class B                                       $      680,538
____________________________________________________________
============================================================
Class C                                       $       62,538
____________________________________________________________
============================================================
Class P                                       $2,373,809,484
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                              359,838
____________________________________________________________
============================================================
Class B                                               53,861
____________________________________________________________
============================================================
Class C                                                4,948
____________________________________________________________
============================================================
Class P                                          185,914,938
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.74
------------------------------------------------------------
  Offering price per share
     (Net asset value of $12.74 divided by
     94.50%)                                  $        13.48
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        12.64
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        12.64
____________________________________________________________
============================================================
Class P:
  Net asset value and offering price per
     share                                    $        12.77
____________________________________________________________
============================================================

* At October 31, 2006, securities with an aggregate value of $79,067,536 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Summit Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2006

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $721,190)        $  30,081,890
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $402,299)                          5,626,349
===========================================================================
    Total investment income                                      35,708,239
===========================================================================

EXPENSES:

Advisory fees                                                    15,010,288
---------------------------------------------------------------------------
Administrative services fees                                        487,794
---------------------------------------------------------------------------
Custodian fees                                                      306,866
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                             3,987
---------------------------------------------------------------------------
  Class B                                                             2,682
---------------------------------------------------------------------------
  Class C                                                               372
---------------------------------------------------------------------------
  Class P                                                         5,914,365
---------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                     4,863
---------------------------------------------------------------------------
Transfer agent fees -- P                                          2,708,638
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            69,479
---------------------------------------------------------------------------
Other                                                               407,046
===========================================================================
    Total expenses                                               24,916,380
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (3,259,647)
===========================================================================
    Net expenses                                                 21,656,733
===========================================================================
Net investment income                                            14,051,506
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(1,132,563))              427,632,328
---------------------------------------------------------------------------
  Foreign currencies                                                   (429)
===========================================================================
                                                                427,631,899
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (167,230,438)
---------------------------------------------------------------------------
  Foreign currencies                                                (77,551)
===========================================================================
                                                               (167,307,989)
===========================================================================
Net gain from investment securities, and foreign currencies     260,323,910
===========================================================================
Net increase in net assets resulting from operations          $ 274,375,416
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Summit Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   14,051,506    $    7,980,632
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   427,631,899       135,944,680
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (167,307,989)      155,976,913
==============================================================================================
    Net increase in net assets resulting from operations         274,375,416       299,902,225
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               (394)               --
----------------------------------------------------------------------------------------------
  Class B                                                               (176)               --
----------------------------------------------------------------------------------------------
  Class C                                                                (64)               --
----------------------------------------------------------------------------------------------
  Class P                                                         (5,832,453)       (2,007,866)
==============================================================================================
    Decrease in net assets resulting from distributions           (5,833,087)       (2,007,866)
==============================================================================================
Share transactions-net:
  Class A                                                          4,422,833            10,000
----------------------------------------------------------------------------------------------
  Class B                                                            638,647            10,000
----------------------------------------------------------------------------------------------
  Class C                                                             48,595            10,000
----------------------------------------------------------------------------------------------
  Class P                                                       (137,075,116)     (136,653,326)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (131,965,041)     (136,623,326)
==============================================================================================
    Net increase in net assets                                   136,577,288       161,271,033
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,242,559,050     2,081,288,017
==============================================================================================
  End of year (including undistributed net investment income
    of $13,833,956 and $5,615,966, respectively)              $2,379,136,338    $2,242,559,050
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Summit Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Summit Fund

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class P are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Summit Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $10 million                                             1.00%
--------------------------------------------------------------------
Next $140 million                                             0.75%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2006, AIM waived advisory fees of $25,220.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $5,742.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2006, AIM was paid $487,794.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2006, the Fund paid AIS $4,863 for Class A, Class B and Class C share classes and $2,708,638 for Class P shares.

    The Fund has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Class P shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C shares and Class P shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of Class P shares. Effective December 8, 2006, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.10% of the average daily net assets of Class P shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class P shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI had contractually agreed to waive 0.15% of Rule 12b-1 Plan fees on Class P shares held through Summit Investor Plans I ("Plans I"), through October 31, 2006. As a result of this waiver, Plan fees are accrued at an annual rate of 0.25% of the average daily net assets with respect to Class P shares, except with respect to Class P shares held through Plans I; Plan fees accrue at an annual rate of 0.10% of the average daily net assets with respect to Class P shares held through Plans I. Accruing fees at two different rates resulted in a blended rate of 11% of the average daily net assets of the Class P shares as of October 31, 2006. Pursuant to the Plans, for the year ended October 31, 2006, the Class A, Class B, Class C and Class P shares paid $3,987, $2,682, $372 and $2,708,037, respectively after ADI waived Class P share fees of $3,206,328.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2006, ADI advised the Fund that it retained $1,982 in front-end sales commissions from the sale of Class A shares and $86, $0 and $91 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Substantially all Class P shares are held on record by State Street Bank and Trust Company ("SSB") as custodian for AIM Summit Investors Plans I and AIM Summit Investors Plans II, each a unit investment trust that is sponsored by ADI.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Summit Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 39,282,365     $  325,634,392    $  (295,243,008)      $    --        $ 69,673,749     $2,608,286      $    --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        151,464,705        (81,790,956)           --          69,673,749      1,048,328           --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            39,282,365        223,368,820       (262,651,185)           --                  --      1,567,436           --
===================================================================================================================================
  Subtotal       $ 78,564,730     $  700,467,917    $  (639,685,149)      $    --        $139,347,498     $5,224,050      $    --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      10/31/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $163,546,306     $  472,215,657    $  (595,416,488)      $    --        $ 40,345,475     $  200,655      $    --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           163,546,306        469,877,959       (593,078,791)           --          40,345,474        201,644           --
-----------------------------------------------------------------------------------------------------------------------------------
  Subtotal       $327,092,612     $  942,093,616    $(1,188,495,279)      $    --        $ 80,690,949     $  402,299      $    --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates   $405,657,342     $1,642,561,533    $(1,828,180,428)      $    --        $220,038,447     $5,626,349      $    --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2006, the Fund engaged in securities sales of $43,107,968, which resulted in net realized gains (losses) of $(1,132,563), and securities purchases of $17,897,529.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended October 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $22,357.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM Summit Fund


    During the year ended October 31, 2006, the Fund paid legal fees of $12,187 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2006, securities with an aggregate value of $79,067,536 were on loan to brokers. The loans were secured by cash collateral of $80,690,949 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2006, the Fund received dividends on cash collateral investments of $402,299 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $5,833,087    $2,007,866
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   14,077,504
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             367,463,684
------------------------------------------------------------------------------
Temporary book/tax differences                                        (243,549)
------------------------------------------------------------------------------
Capital loss carryforward                                         (210,282,104)
------------------------------------------------------------------------------
Shares of beneficial interest                                    2,208,120,803
==============================================================================
  Total net assets                                              $2,379,136,338
______________________________________________________________________________
==============================================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales

AIM Summit Fund

and the tax treatment of certain option contracts. The tax-basis net unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(3,485).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $419,740,300 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                $131,147,596
-----------------------------------------------------------------------------
October 31, 2011                                                  79,134,508
=============================================================================
Total capital loss carryforward                                 $210,282,104
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2006 was $1,706,720,487 and $1,899,045,649, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $383,187,899
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,720,730)
==============================================================================
Net unrealized appreciation of investment securities             $367,467,169
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,092,879,449.


NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on October 31, 2006, undistributed net investment income was decreased by $429 and undistributed net realized gain (loss) was increased by $429. This reclassification had no effect on the net assets of the Fund.

AIM Summit Fund


NOTE 12--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class P. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

    Class P shares are offered to and may be purchased by current planholders only through AIM Summit Investor Plans I and AIM Summit Investors Plans II. AIM Summit Investors Plans I was closed to new contracts on August 16, 1999. AIM Summit Investors Plans II was closed to new contracts on January 12, 2005.

                                            CHANGES IN SHARES OUTSTANDING(a)(b)
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                          2006                             2005
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                          463,168    $   5,754,391             888    $      10,000
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                           63,202          765,726             888           10,000
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                            5,464           65,843             888           10,000
----------------------------------------------------------------------------------------------------------------------------
  Class P                                                       11,060,121      136,281,607      13,547,058      147,296,845
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               32              384              --               --
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                               15              176              --               --
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                                5               64              --               --
----------------------------------------------------------------------------------------------------------------------------
  Class P                                                          465,796        5,631,475         181,479        1,932,754
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            1,516           18,129              --               --
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                           (1,522)         (18,129)             --               --
============================================================================================================================
Reacquired:
  Class A                                                         (105,766)      (1,350,071)             --               --
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                           (8,722)        (109,126)             --               --
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                           (1,409)         (17,312)             --               --
----------------------------------------------------------------------------------------------------------------------------
  Class P                                                      (22,632,344)    (278,988,198)    (26,231,384)    (285,882,925)
============================================================================================================================
                                                               (10,690,444)   $(131,965,041)    (12,500,183)   $(136,623,326)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Class A, Class B and Class C shares commenced sales on October 31, 2005.
(b) Effective June 30, 2005, the shares of AIM Summit Fund in which the AIM Summit Investors Plans I and AIM Summit Investors Plans II invested were redesignated as Class P shares.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved, on September 20, 2006 a proposal to dissolve AIM Summit Investors Plans I and AIM Summit Investors Plans II and make those shareholders direct shareholders of the Fund's Class P shares. The proposal was approved by AIM Summit Plan shareholders on November 30, 2006 and the conversion took place on December 8, 2006.

AIM Summit Fund


NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                                              OCTOBER 31, 2005
                                                                                (DATE SALES
                                                               YEAR ENDED      COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                  2006              2005
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $11.38            $11.38
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.04(a)             --
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.35                --
==============================================================================================
    Total from investment operations                               1.39                --
==============================================================================================
Less dividends from net investment income                         (0.03)               --
==============================================================================================
Net asset value, end of period                                   $12.74            $11.38
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   12.23%               --
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $4,584            $   10
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.19%(c)            --
==============================================================================================
Ratio of net investment income to average net assets               0.32%(c)            --
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(d)                                           76%               31%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,594,771.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          CLASS B
                                                              --------------------------------
                                                                              OCTOBER 31, 2005
                                                                                (DATE SALES
                                                               YEAR ENDED      COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                  2006              2005
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $11.38            $11.38
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.05)(a)            --
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.34                --
==============================================================================================
    Total from investment operations                               1.29                --
==============================================================================================
Less dividends from net investment income                         (0.03)               --
==============================================================================================
Net asset value, end of period                                   $12.64            $11.38
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   11.34%               --
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  681            $   10
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.94%(c)            --
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.43)%(c)           --
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(d)                                           76%               31%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $268,200.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Summit Fund

                                                                          CLASS C
                                                              --------------------------------
                                                                              OCTOBER 31, 2005
                                                                                (DATE SALES
                                                               YEAR ENDED      COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                  2006              2005
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $11.38            $11.38
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.05)(a)            --
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.34                --
==============================================================================================
    Total from investment operations                               1.29                --
==============================================================================================
Less dividends from net investment income                         (0.03)               --
==============================================================================================
Net asset value, end of period                                   $12.64            $11.38
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   11.34%               --
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   63            $   10
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.94%(c)            --
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.43)%(c)           --
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(d)                                           76%               31%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $37,196.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS P
                                           --------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                           --------------------------------------------------------------------------------------
                                              2006               2005               2004               2003               2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    11.38         $     9.93         $     9.19         $     7.37         $     9.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.07(a)            0.04(b)           (0.01)             (0.01)             (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     1.35               1.42               0.75               1.83              (1.95)
=================================================================================================================================
    Total from investment operations             1.42               1.46               0.74               1.82              (1.98)
=================================================================================================================================
Less dividends from net investment income       (0.03)             (0.01)                --                 --                 --
=================================================================================================================================
Net asset value, end of period             $    12.77         $    11.38         $     9.93         $     9.19         $     7.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 12.49%             14.71%              8.05%             24.69%            (21.18)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $2,373,809         $2,242,529         $2,081,288         $1,913,954         $1,455,915
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               0.91%(d)           0.93%              0.96%              0.99%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.05%(d)           1.08%              1.16%              1.18%              1.19%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.60%(d)           0.36%(b)          (0.15)%            (0.18)%            (0.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                            76%                31%                31%                61%               101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend was $0.02 and 0.15%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $2,365,745,837.

AIM Summit Fund


NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Summit Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Summit Fund and Shareholders of AIM Summit Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Summit Fund (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 20, 2006
Houston, Texas

AIM Summit Fund

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2006, 100% is eligible for the dividends received deduction for corporations.

  For its tax year ended October 31, 2006, the Fund designates 100%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2006, April 30, 2006, July 31, 2006 and October 31, 2006, are 19.50%, 22.96%, 22.68% and 25.18%, respectively.

AIM Summit Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Summit Fund (the "Fund"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1982           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee, President and                          President, A I M Management Group Inc.,
  Principal                                       AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                               broker dealer), AIM Funds Management
                                                  Inc. (registered investment advisor) and
                                                  1371 Preferred Inc. (holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc.
                                                  (registered investment advisor and
                                                  register transfer agent) and AIM GP
                                                  Canada Inc. (general partner for a
                                                  limited partnership); Director, A I M
                                                  Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Director and
                                                  Chairman, AIM Investment Services, Inc.,
                                                  Fund Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director, President and
                                                  Chairman, AVZ Callco Inc. (holding
                                                  company); AMVESCAP Inc. (holding
                                                  company) and AIM Canada Holdings Inc.
                                                  (holding company); Director and Chief
                                                  Executive Officer, AIM Trimark Corporate
                                                  Class Inc. (formerly AIM Trimark Global
                                                  Fund Inc.) (corporate mutual fund
                                                  company) and AIM Trimark Canada Fund
                                                  Inc. (corporate mutual fund company);
                                                  Trustee, President and Principal
                                                  Executive Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); Trustee and
                                                  Executive Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); and Manager,
                                                  Powershares Capital Management LLC

                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust (federally regulated
                                                  Canadian Trust Company)
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation (property casualty company)

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)

-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1982           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1982           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                         Formerly: Partner, Deloitte & Touche       Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Summit Fund



The address of each trustee and officer of AIM Summit Fund (the "Fund"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; Senior Vice President,
                                                  Chief Legal Officer and Secretary of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--; and Manager, Powershares
                                                  Capital Management LLC

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, Vice President and    N/A
                                                  General Counsel, Fund Management
                                                  Company; Director, Senior Vice
                                                  President, Secretary and General
                                                  Counsel, A I M Management Group Inc. and
                                                  A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, and General Counsel, Liberty
                                                  Financial Companies, Inc. and Senior
                                                  Vice President and General Counsel
                                                  Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        2004           Director of Cash Management, Managing     N/A
  Vice President                                  Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and
                                                  President and Principal Executive
                                                  Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust Only)
                                                  Formerly: Vice President, The AIM Family
                                                  of Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967          2005           Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                           Officer, A I M Advisors, Inc., A I M
  Compliance Officer                              Capital Management, Inc., A I M
                                                  Distributors, Inc., AIM Investment
                                                  Services, Inc., AIM Private Asset
                                                  Management, Inc., Fund Management
                                                  Company and The AIM Family of
                                                  Funds--Registered Trademark--
                                                  Formerly: Manager of the Fraud
                                                  Prevention Department, AIM Investment
                                                  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

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
                     [YOUR GOALS. OUR SOLUTIONS.] --REGISTERED TRADEMARK--
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Funds   Products               Savings  Managed     Products    Management            --REGISTERED TRADEMARK--
                               Plans    Accounts
--------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                              Percentage of Fees                                  Percentage of Fees
                                             Billed Applicable to                                Billed Applicable to
                                              Non-Audit Services                                  Non-Audit Services
                                             Provided for fiscal                                 Provided for fiscal
                        Fees Billed for     year end 2006 Pursuant   Fees Billed for Services   year end 2005 Pursuant
                     Services Rendered to        to Waiver of             Rendered to the            to Waiver of
                      the Registrant for         Pre-Approval          Registrant for fiscal         Pre-Approval
                     fiscal year end 2006       Requirement(1)             year end 2005            Requirement(1)
                     --------------------   ----------------------   ------------------------   ----------------------
Audit Fees                  $40,510                   N/A                     $40,936                     N/A
Audit-Related Fees          $     0                     0%                    $     0                       0%
Tax Fees(2)                 $ 7,661                     0%                    $ 7,436                       0%
All Other Fees              $     0                     0%                    $     0                       0%
                            -------                                           -------
Total Fees                  $48,171                     0%                    $48,372                       0%
                            =======                                           =======

PWC billed the Registrant aggregate non-audit fees of $7,661 for the fiscal year ended 2006, and $7,436 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax fees for the fiscal year end October 31, 2006 includes fees billed for reviewing tax returns. Tax fees for fiscal year end October 31, 2005 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                         Fees Billed for                                       Fees Billed for
                       Non-Audit Services                                     Non-Audit Services
                     Rendered to AIM and AIM   Percentage of Fees Billed   Rendered to AIM and AIM   Percentage of Fees Billed
                      Affiliates for fiscal     Applicable to Non-Audit     Affiliates for fiscal     Applicable to Non-Audit
                     year end 2006 That Were     Services Provided for     year end 2005 That Were     Services Provided for
                             Required             fiscal year end 2006             Required             fiscal year end 2005
                        to be Pre-Approved       Pursuant to Waiver of       to be Pre-Approved        Pursuant to Waiver of
                       by the Registrant's            Pre-Approval           by the Registrant's            Pre-Approval
                         Audit Committee             Requirement(1)            Audit Committee             Requirement(1)
                     -----------------------   -------------------------   -----------------------   -------------------------
Audit-Related Fees              $0                         0%                         $0                         0%
Tax Fees                        $0                         0%                         $0                         0%
All Other Fees                  $0                         0%                         $0                         0%
                               ---                                                   ---
Total Fees(2)                   $0                         0%                         $0                         0%
                               ===                                                   ===

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the

Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 5, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 5, 2007


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 5, 2007

                                  EXHIBIT INDEX

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.